Financial Risk Management - Schedule of Foreign Currencies Denominated Balances as at the Reporting Date Would Increase/(Decrease) Profit or Loss (Parentheticals) (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
HKD [Member]
Schedule of Foreign Currencies Denominated Balances as at the Reporting Date Would Increase/(Decrease) Profit or Loss [Line Items]
Percentage of foreign currencies	5.00%	5.00%
RMB [Member]
Schedule of Foreign Currencies Denominated Balances as at the Reporting Date Would Increase/(Decrease) Profit or Loss [Line Items]
Percentage of foreign currencies	5.00%	5.00%
KHR [Member]
Schedule of Foreign Currencies Denominated Balances as at the Reporting Date Would Increase/(Decrease) Profit or Loss [Line Items]
Percentage of foreign currencies	5.00%	5.00%